Debt Obligations, Senior Unsecured Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Obligations
Senior notes carrying value	$ 95,280	$ 94,522
Senior Unsecured Notes
Debt Obligations
Senior notes carrying value	95,300	$ 94,500
Deferred financing fees	$ 2,600
Weighted average note rate including certain fees and costs (as a percent)	8.16%	8.15%
Senior Unsecured Notes | Over-Allotment Option
Debt Obligations
Deferred financing fees		$ 3,300